Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands				6 Months Ended
	Sep. 09, 2025	Aug. 29, 2025	Jan. 14, 2025	Jun. 30, 2026	Jun. 15, 2026
Prepaid Expenses and Other Current Assets [Line Items]
Maturity date	Sep. 08, 2026	Aug. 28, 2028	Jan. 13, 2026
Aster Graphics Company Limited [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Principal amount					$ 7,200
Bears annual interest rate				4.50%
Interest income				$ 13
Maturity date				Dec. 15, 2026